Note 15 - Profit (Loss) Per Share - Components of Earning Per Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	3 Months Ended			6 Months Ended
	Sep. 30, 2020		Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Statement Line Items [Line Items]
Profit (loss) from continuing operations	$ (50,156)		$ 89,349	$ 31,942	$ (180,622)
Earnings (loss) available to shareholders	$ (51,366)		$ 79,540	$ 27,784	$ (195,620)
Basic weighted average shares outstanding (in shares)	11,479,960		9,872,780	10,684,039	9,826,058
Basic earnings (loss) per share from continuing operations (in CAD per share)	$ (4.37)		$ 9.05	$ 2.99	$ (18.38)
Basic earnings (loss) per share available to shareholders (in CAD per share)	$ (4.47)		$ 8.06	$ 2.60	$ (19.91)
Profit (loss) from continuing operations	$ (50,156)		$ 89,349	$ 31,942	$ (180,622)
Adjusted earnings (loss) available to shareholders	$ (51,366)		$ 79,540	$ 27,784	$ (195,620)
Restricted share grants (in shares)	63,364		830,481	654,031	88,814
Deferred share grants (in shares)	77	[1]	55,251	126,091	5,717
Shares outstanding on a diluted basis (in shares)	11,543,401		9,961,353	10,762,050	9,920,589
Diluted earnings (loss) from continuing operations per share available to shareholders (in CAD per share)	$ (4.37)		$ 8.97	$ 2.97	$ (18.38)
Diluted earnings (loss) per share available to shareholders (in CAD per share)	$ (4.47)		$ 7.98	$ 2.58	$ (19.91)

[1]	The assumed settlement of shares results in an anti-dilutive position; therefore, these items have not been included in the computation of diluted earnings (loss) per share.